CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 44,786,884	¥ 317,212,066		¥ 297,710,673
Short term investments	2,599,455	18,411,162		(0)
Accounts receivable, net	3,249,009	23,011,758		18,125,011
Inventories				909,047
Prepaid services fees	6,847,080	48,495,817		25,929,098
Other receivables and prepaid expenses	163,257	1,156,281		1,858,511
Due from Parent				39,987,762
Total current assets	57,645,685	408,287,084		384,520,102
NON-CURRENT ASSETS
Property and equipment, net	105,885	749,952		1,012,107
Cost method investment	13,704	97,062		1,200,000
Prepaid expenses and deposits	3,614	25,600		1,281,860
Deferred tax assets	139,473	987,848
Intangible assets, net				6,716,250
Operating lease right-of-use assets	52,623	372,713		1,050,922
Goodwill				106,274,006
Total non-current assets	315,299	2,233,175		117,535,145
Total assets	57,960,984	410,520,259		502,055,247
CURRENT LIABILITIES
Accounts payable	2,955,501	20,932,927		14,221,369
Deferred revenues	1,464,522	10,372,767		11,205,880
Other payables and accrued liabilities	2,999,235	21,242,685		5,523,915
Other payables – related party	2,607,060	18,465,025		1,067,903
Banking facility	1,906,053	13,500,000
Operating lease liabilities	39,464	279,510		1,049,326
Taxes payable	73,820	522,843		385,591
Total current liabilities	12,045,655	85,315,757		33,453,984
OTHER LIABILITIES
Operating lease liabilities - noncurrent				214,189
Deferred tax liabilities, net				1,679,062
Total other liabilities				1,893,251
Total liabilities	12,045,655	85,315,757		35,347,235
SHAREHOLDERS’ EQUITY
Ordinary shares (USD 0.01 par value, 200,000,000 shares authorized, 4,385,671 and 5,160,671 shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively)	51,607	365,515	[1]	312,543	[1]
Additional paid-in capital	62,091,589	439,776,100		320,210,652
Retained earnings	(10,893,664)	(77,156,553)		129,602,088
Statutory reserves	1,854,391	13,134,098		11,964,279
Accumulated other comprehensive loss	(7,724,811)	(54,712,520)		2,834,688
Total shareholders’ equity	45,379,112	321,406,640		464,924,250
NONCONTROLLING INTERESTS	536,217	3,797,862		1,783,762
Total equity	45,915,329	325,204,502		466,708,012
Total liabilities and shareholders’ equity	$ 57,960,984	¥ 410,520,259		¥ 502,055,247

[1]	All period results have been adjusted for the share consolidation effective March 22, 2024.